Concentration, Geographic (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Accounts Receivable [Member]
Concentration, Geographic (Details) [Line Items]
Number of customers		8
Customer One [Member] | Accounts Receivable [Member]
Concentration, Geographic (Details) [Line Items]
Number of customers	3	5
Concentration risk, percentage	15.91%	11.47%
Customer One [Member] | Sales Revenue, Net [Member]
Concentration, Geographic (Details) [Line Items]
Number of customers		1
Concentration risk, percentage		15.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration, Geographic (Details) [Line Items]
Number of customers	3	5
Concentration risk, percentage	28.03%	12.94%
Customer Three [Member] | Accounts Receivable [Member]
Concentration, Geographic (Details) [Line Items]
Number of customers	3	5
Concentration risk, percentage	56.06%	10.30%
Customer Four [Member] | Accounts Receivable [Member]
Concentration, Geographic (Details) [Line Items]
Number of customers		5
Concentration risk, percentage		15.53%
Customer Five [Member] | Accounts Receivable [Member]
Concentration, Geographic (Details) [Line Items]
Number of customers		5
Concentration risk, percentage		30.19%
Customer Fifteen [Member] | Sales Revenue, Net [Member]
Concentration, Geographic (Details) [Line Items]
Number of customers		15
Concentration risk, percentage		75.82%